Property and Equipment, net (Tables)	9 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	Estimated Useful Lives (Years)	June 30, 2025	March 31, 2026
Machines and equipment	3-10	$41,067	$78,047
Leasehold improvements	7-10	40,422	69,715
Vehicles	5	1,386	1,491
Furniture and fixtures	3-7	1,253	3,651
Software	7	3,501	4,035
Construction in progress	—	27,891	41,504
		115,520	198,443
Less: accumulated depreciation		(7,350)	(19,069)
Property and equipment, net		$108,170	$179,374